INCOME TAXES INCOME TAXES (The Significant Components of Deferred Income Tax Assets and Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Gross Deferred Income Tax Assets
Capital Lease Obligations	$ 96	$ 127
Net Operating Loss Carryforwards	187	104
Customer Advances and Contributions in Aid of Construction	19	19
Alternative Minimum Tax Credit	24	24
Accrued Postretirement Benefits	23	23
Emission Allowance Inventory	10	10
Investment Tax Credit Carryforward	31	6
Other	54	38
Gross Deferred Income Tax Assets	444	351
Deferred Tax Assets Valuation Allowance	(2)	(2)
Gross Deferred Income Tax Liabilities
Plant - Net	(699)	(615)
Capital Lease Assets - Net	(74)	(47)
Pensions	(27)	(22)
PPFAC	(8)	(2)
Other	(24)	(20)
Deferred Tax Liabilities, Gross	(832)	(706)
Deferred Tax Liabilities, Net	$ (390)	$ (357)